Schedule of consideration payable (Details) - USD ($)	12 Months Ended
	Jan. 31, 2019	Jan. 23, 2019	Jan. 01, 2019
Disclosure of detailed information about business combination [line items]
Consideration payable	$ 1,375,268
Silver State acquisition
Disclosure of detailed information about business combination [line items]
Consideration payable			$ 1,143,873
Date of acquisition	Jan. 01, 2019
Megawood acquisition
Disclosure of detailed information about business combination [line items]
Consideration payable		$ 231,395
Date of acquisition	Jan. 23, 2019